SEGMENT INFORMATION - Summary of Income or Loss (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of operating segments [line items]
Net sales		R$ 39,468,497	R$ 39,322,786		R$ 26,093,154
Cost of sales		(28,549,896)	(30,556,819)		(20,263,186)
Gross profit		10,918,601	8,765,967		5,829,968
Selling expenses		(1,350,570)	(1,276,279)		(723,419)
General and administrative expenses		(2,527,974)	(1,758,067)		(1,401,572)
Other income (expenses), net		3,924,377	1,752,222		382,600
Interest in earnings of associates		350,399	418,897	[1]	130,225
Interest in earnings of joint ventures		1,695,945	(92,179)	[1]	4,590,631
Financial result, net		(7,897,027)	(5,157,936)	[1]	(2,557,557)
Finance expenses		(11,337,430)	(4,706,535)		(2,527,506)
Financial income		3,028,134	5,777,521		1,258,441
Foreign exchange, net		1,777,438	260,746		(1,099,536)
Derivatives		(1,365,169)	(6,489,668)		(188,956)
Income taxes		(274,426)	118,404	[1]	445,584
Profit for the year		4,839,325	2,771,029	[1]	6,696,460
Profit (loss) from discontinued operations		45,419	49,846	[1]
Profit (loss) attributable to:
Owners of the Company		1,094,391	1,176,032		6,312,140
Non-controlling interests		3,790,353	1,644,843		384,320
Profit (loss) for the year		4,884,744	2,820,875	[1]	6,696,460
Other select data
Depreciation and amortization		3,364,943	3,014,480		2,504,384
EBITDA		16,375,721	10,825,041		11,312,817
Additions to fixed assets, intangible assets and contract assets		6,267,962	4,531,374		4,774,839
Reconciliation of EBITDA
Profit for the year		4,839,325	2,771,029	[1]	6,696,460
Income taxes		274,426	(118,404)	[1]	(445,584)
Financial result, net		7,897,027	5,157,936	[1]	2,557,557
Depreciation and amortization		3,364,943	3,014,480		2,504,384
EBITDA		16,375,721	10,825,041		11,312,817
Brazil [member]
Disclosure of operating segments [line items]
Net sales		33,816,723	33,714,249		22,757,787
Operating segments [member] | Raízen
Disclosure of operating segments [line items]
Net sales		221,693,298	244,293,722		175,047,270
Cost of sales		(202,926,764)	(233,658,136)		(163,367,574)
Gross profit		18,766,534	10,635,586		11,679,696
Selling expenses		(5,773,538)	(5,148,014)		(3,882,690)
General and administrative expenses		(2,815,532)	(2,425,318)		(1,788,180)
Other income (expenses), net		1,968,248	283,606		717,792
Interest in earnings of associates		(219,896)	(119,338)		(43,534)
Interest in earnings of joint ventures
Financial result, net		(5,962,849)	(4,105,064)		(1,967,124)
Finance expenses		(6,241,261)	(3,010,398)		(1,606,724)
Financial income		797,560	811,948		580,266
Foreign exchange, net		1,240,924	963,060		(1,076,722)
Derivatives		(1,760,072)	(2,869,674)		136,056
Income taxes		(1,936,598)	864,710		(1,350,252)
Profit for the year		4,026,369	(13,832)		3,365,708
Profit (loss) from discontinued operations
Profit (loss) attributable to:
Owners of the Company		3,863,605	(66,054)		3,379,014
Non-controlling interests		162,764	52,222		(13,306)
Profit (loss) for the year		4,026,369	(13,832)		3,365,708
Other select data
Depreciation and amortization		8,071,288	9,297,498		6,393,642
EBITDA		19,997,104	12,524,020		13,076,726
Additions to fixed assets, intangible assets and contract assets		11,396,056	9,339,898		5,282,100
Reconciliation of EBITDA
Profit for the year		4,026,369	(13,832)		3,365,708
Income taxes		1,936,598	(864,710)		1,350,252
Financial result, net		5,962,849	4,105,064		1,967,124
Depreciation and amortization		8,071,288	9,297,498		6,393,642
EBITDA		19,997,104	12,524,020		13,076,726
Operating segments [member] | Compass [member]
Disclosure of operating segments [line items]
Net sales		17,767,327	19,719,205		12,558,362
Cost of sales		(14,256,031)	(16,364,835)		(10,154,363)
Gross profit		3,511,296	3,354,370		2,403,999
Selling expenses		(164,399)	(163,256)		(125,412)
General and administrative expenses		(788,015)	(563,466)		(331,263)
Other income (expenses), net		607,226	(91,905)		25,569
Interest in earnings of associates		178,978	98,033
Interest in earnings of joint ventures
Financial result, net		(730,954)	(377,136)		(289,616)
Finance expenses		(1,658,582)	(1,291,850)		(900,783)
Financial income		1,283,024	898,100		703,204
Foreign exchange, net		152,592	102,655		(60,953)
Derivatives		(507,988)	(86,041)		(31,084)
Income taxes		(859,311)	(329,185)		59,360
Profit for the year		1,754,821	1,927,455		1,742,637
Profit (loss) from discontinued operations		45,419	49,846
Profit (loss) attributable to:
Owners of the Company		1,410,630	1,834,528		1,650,725
Non-controlling interests		389,610	142,773		91,912
Profit (loss) for the year		1,800,240	1,977,301		1,742,637
Other select data
Depreciation and amortization		899,635	776,248		559,994
EBITDA		4,244,721	3,410,024		2,532,887
Additions to fixed assets, intangible assets and contract assets		2,317,889	1,659,202		1,269,886
Reconciliation of EBITDA
Profit for the year		1,754,821	1,927,455		1,742,637
Income taxes		859,311	329,185		(59,360)
Financial result, net		730,954	377,136		289,616
Depreciation and amortization		899,635	776,248		559,994
EBITDA		4,244,721	3,410,024		2,532,887
Operating segments [member] | Moove [member]
Disclosure of operating segments [line items]
Net sales		10,078,626	8,980,077		6,112,457
Cost of sales		(7,359,606)	(6,990,171)		(4,808,643)
Gross profit		2,719,020	1,989,906		1,303,814
Selling expenses		(1,144,957)	(1,072,488)		(551,520)
General and administrative expenses		(645,634)	(347,591)		(269,810)
Other income (expenses), net		(336)	29,002		23,414
Interest in earnings of associates
Interest in earnings of joint ventures
Financial result, net		(319,136)	(101,872)		(63,797)
Finance expenses		(242,751)	(114,249)		(61,870)
Financial income		116,408	75,817		58,071
Foreign exchange, net		(155,618)	(15,394)		(66,118)
Derivatives		(37,175)	(48,046)		6,120
Income taxes		(332,090)	(10,062)		(147,138)
Profit for the year		276,867	486,895		294,963
Profit (loss) from discontinued operations
Profit (loss) attributable to:
Owners of the Company		193,888	340,914		205,139
Non-controlling interests		82,979	145,981		89,824
Profit (loss) for the year		276,867	486,895		294,963
Other select data
Depreciation and amortization		273,772	251,886		96,852
EBITDA		1,201,865	850,715		602,750
Additions to fixed assets, intangible assets and contract assets		177,971	109,263		42,536
Reconciliation of EBITDA
Profit for the year		276,867	486,895		294,963
Income taxes		332,090	10,062		147,138
Financial result, net		319,136	101,872		63,797
Depreciation and amortization		273,772	251,886		96,852
EBITDA		1,201,865	850,715		602,750
Operating segments [member] | Rumo [member]
Disclosure of operating segments [line items]
Net sales		10,937,716	9,841,508		7,439,632
Cost of sales		(6,838,433)	(6,695,147)		(5,352,040)
Gross profit		4,099,283	3,146,361		2,087,592
Selling expenses		(40,658)	(30,619)		(38,959)
General and administrative expenses		(559,973)	(468,574)		(472,739)
Other income (expenses), net		(100,780)	348,543		(69,017)
Interest in earnings of associates		75,333	40,462		12,857
Interest in earnings of joint ventures		1,266
Financial result, net		(2,555,382)	(2,329,035)		(1,359,940)
Finance expenses		(3,621,093)	(1,521,478)		(705,623)
Financial income		1,190,685	1,108,620		399,134
Foreign exchange, net		368,259	374,859		(489,952)
Derivatives		(493,233)	(2,291,036)		(563,499)
Income taxes		(197,174)	(193,116)		(4,053)
Profit for the year		721,915	514,022		155,741
Profit (loss) from discontinued operations
Profit (loss) attributable to:
Owners of the Company		218,886	156,380		150,539
Non-controlling interests		503,029	357,642		5,202
Profit (loss) for the year		721,915	514,022		155,741
Other select data
Depreciation and amortization		2,175,834	1,966,945		1,830,683
EBITDA		5,650,305	5,003,118		3,350,417
Additions to fixed assets, intangible assets and contract assets		3,689,877	2,717,745		3,453,407
Reconciliation of EBITDA
Profit for the year		721,915	514,022		155,741
Income taxes		197,174	193,116		4,053
Financial result, net		2,555,382	2,329,035		1,359,940
Depreciation and amortization		2,175,834	1,966,945		1,830,683
EBITDA		5,650,305	5,003,118		3,350,417
Operating segments [member] | Radar [member]
Disclosure of operating segments [line items]
Net sales		743,411	834,616		31,502
Cost of sales		(153,470)	(560,274)
Gross profit		589,941	274,342		31,502
Selling expenses
General and administrative expenses		(74,355)	(45,535)		(6,499)
Other income (expenses), net		2,253,803	1,302,442		21,017
Interest in earnings of associates		20,015	20,799
Interest in earnings of joint ventures
Financial result, net		30,798	4,106		3,199
Finance expenses		(6,776)	(3,550)		(51)
Financial income		37,577	7,656		3,250
Foreign exchange, net		(3)
Derivatives
Income taxes		(147,636)	(74,915)		(4,215)
Profit for the year		2,672,566	1,481,239		45,004
Profit (loss) from discontinued operations
Profit (loss) attributable to:
Owners of the Company		768,162	749,840		22,502
Non-controlling interests		1,904,404	731,399		22,502
Profit (loss) for the year		2,672,566	1,481,239		45,004
Other select data
Depreciation and amortization		275	238		39
EBITDA		2,789,679	1,552,286		46,059
Additions to fixed assets, intangible assets and contract assets		39,892	19,212		278
Reconciliation of EBITDA
Profit for the year		2,672,566	1,481,239		45,004
Income taxes		147,636	74,915		4,215
Financial result, net		(30,798)	(4,106)		(3,199)
Depreciation and amortization		275	238		39
EBITDA		2,789,679	1,552,286		46,059
Unallocated amounts [member] | Cosan Corporate [member]
Disclosure of operating segments [line items]
Net sales		2,709	10,416		8,292
Cost of sales		(3,648)	(9,428)		(5,231)
Gross profit		(939)	988		3,061
Selling expenses		(556)	(9,916)		(7,528)
General and administrative expenses		(459,997)	(332,901)		(321,261)
Other income (expenses), net		1,164,464	164,140		381,617
Interest in earnings of associates		2,647,255	3,109,119		2,195,679
Interest in earnings of joint ventures		1,694,679	(92,179)		4,590,631
Financial result, net		(4,322,353)	(2,353,999)		(847,403)
Finance expenses		(5,808,228)	(1,775,408)		(859,179)
Financial income		400,440	3,687,328		94,782
Foreign exchange, net		1,412,208	(201,374)		(482,513)
Derivatives		(326,773)	(4,064,545)		399,507
Income taxes		1,261,785	725,682		541,630
Profit for the year		1,984,338	1,210,934		6,536,426
Profit (loss) from discontinued operations		20,384	17,180
Profit (loss) attributable to:
Owners of the Company		1,094,391	961,066		6,361,546
Non-controlling interests		910,331	267,048		174,880
Profit (loss) for the year		2,004,722	1,228,114		6,536,426
Other select data
Depreciation and amortization		15,427	19,163		16,818
EBITDA		5,060,333	2,858,414		6,859,017
Additions to fixed assets, intangible assets and contract assets		42,333	25,952		8,732
Reconciliation of EBITDA
Profit for the year		1,984,338	1,210,934		6,536,426
Income taxes		(1,261,785)	(725,682)		(541,630)
Financial result, net		4,322,353	2,353,999		847,403
Depreciation and amortization		15,427	19,163		16,818
EBITDA		5,060,333	2,858,414		6,859,017
Deconsolidation of joint venture [member]
Disclosure of operating segments [line items]
Net sales		(221,693,298)	(244,293,722)		(175,047,270)
Cost of sales		202,926,764	233,658,136		163,367,574
Gross profit		(18,766,534)	(10,635,586)		(11,679,696)
Selling expenses		5,773,538	5,148,014		3,882,690
General and administrative expenses		2,815,532	2,425,318		1,788,180
Other income (expenses), net		(1,968,248)	(283,606)		(717,792)
Interest in earnings of associates		219,896	119,338		43,534
Interest in earnings of joint ventures
Financial result, net		5,962,849	4,105,064		1,967,124
Finance expenses		6,241,261	3,010,398		1,606,724
Financial income		(797,560)	(811,948)		(580,266)
Foreign exchange, net		(1,240,924)	(963,060)		1,076,722
Derivatives		1,760,072	2,869,674		(136,056)
Income taxes		1,936,598	(864,710)		1,350,252
Profit for the year		(4,026,369)	13,832		(3,365,708)
Profit (loss) from discontinued operations
Profit (loss) attributable to:
Owners of the Company		(3,863,605)	66,054		(3,379,014)
Non-controlling interests		(162,764)	(52,222)		13,306
Profit (loss) for the year		(4,026,369)	13,832		(3,365,708)
Other select data
Depreciation and amortization		(8,071,288)	(9,297,498)		(6,393,642)
EBITDA		(19,997,104)	(12,524,020)		(13,076,726)
Additions to fixed assets, intangible assets and contract assets		(11,396,056)	(9,339,898)		(5,282,100)
Reconciliation of EBITDA
Profit for the year		(4,026,369)	13,832		(3,365,708)
Income taxes		(1,936,598)	864,710		(1,350,252)
Financial result, net		(5,962,849)	(4,105,064)		(1,967,124)
Depreciation and amortization		(8,071,288)	(9,297,498)		(6,393,642)
EBITDA		(19,997,104)	(12,524,020)		(13,076,726)
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net sales		(61,292)	(63,036)		(57,091)
Cost of sales		61,292	63,036		57,091
Gross profit
Selling expenses
General and administrative expenses
Other income (expenses), net
Interest in earnings of associates		(2,571,182)	(2,849,516)		(2,078,311)
Interest in earnings of joint ventures
Financial result, net
Finance expenses
Financial income
Foreign exchange, net
Derivatives
Income taxes
Profit for the year		(2,571,182)	(2,849,516)		(2,078,311)
Profit (loss) from discontinued operations		(20,384)	(17,180)
Profit (loss) attributable to:
Owners of the Company		(2,591,566)	(2,866,696)		(2,078,311)
Non-controlling interests
Profit (loss) for the year		(2,591,566)	(2,866,696)		(2,078,311)
Other select data
Depreciation and amortization					(2)
EBITDA		(2,571,182)	(2,849,516)		(2,078,313)
Additions to fixed assets, intangible assets and contract assets
Reconciliation of EBITDA
Profit for the year		(2,571,182)	(2,849,516)		(2,078,311)
Income taxes
Financial result, net
Depreciation and amortization					(2)
EBITDA		(2,571,182)	(2,849,516)		(2,078,313)
Elimination of intersegment amounts [member] | Raízen
Disclosure of operating segments [line items]
Net sales	[2]				R$ (4,607,102)

[1]	Amounts after the reclassification of the discontinued operation.
[2]	On June 1, 2021, Raízen S.A. started to consolidate Raízen Energia and, with that, the balances between the entities started to be presented net